SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2025
SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently applied. The consolidated financial statements of the Company reflect the principal activities of the Company and its subsidiaries. All inter-company balances and transactions have been eliminated upon consolidation. The consolidated financial information as of March 31, 2025 and 2024 and for the two years ended March 31, 2025 have been prepared, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).

The results of subsidiaries acquired of disposed of are recorded in the consolidated income statements from the effective date of acquisition or up to the effective date of disposal, as appropriate. A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power, or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

Non-controlling interests

For the Company’s non-wholly owned subsidiaries, a non-controlling interest is recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Company. Non-controlling interests are classified as a separate line item in the equity section of the Company’s consolidated balance sheets and have been separately disclosed in the Company’s consolidated statements of operations and other comprehensive income (loss) to distinguish the interests from that of the Company. Cash flows related to transactions with non-controlling interests are presented under financing activities in the consolidated statements of cash flows.

Use of Estimates

In preparing the consolidated financial statements in conformity with US GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include,   but are not limited to, the valuation of accounts receivable and related allowance for doubtful accounts, useful lives of property, plant and equipment, net and intangible assets, the recoverability of long-lived assets, inventory reserve, allowance for credit losses, goodwill impairment, income taxes related to realization of deferred tax assets and uncertain tax position, provisions necessary for contingent liabilities and purchase price allocation in connection with the business combination. The current economic environment has increased the degrees of uncertainty inherent in those estimates and assumptions, actual results could differ from those estimates.

Business combination

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any non-controlling interests of the acquiree at the acquisition date, if any, are measured at their fair values as of the acquisition date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any non-controlling interest of the acquiree and fair value of previously held equity interest in the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition. Acquisition-related expenses and restructuring costs are expensed as incurred.

Accounting Standards Codification (“ASC”) 805 establishes a measurement period to provide the Company with a reasonable amount of time to obtain the information necessary to identify and measure various items in a business combination and cannot extend beyond one year from the acquisition date.

Cash and Cash Equivalents

The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The Company maintains most of its bank accounts in the PRC. Cash balances in bank accounts in PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

Prepaid expenses and other current assets

Prepaid expenses and other current assets mainly represents cash prepaid to the technical providers. Prepaid expenses and other current assets are classified as current or non-current based on the terms of the respective agreements. These advances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. The Company considers the assets to be impaired if the collectability of the advance becomes doubtful. The Company uses the aging method to estimate the allowance for uncollectible balances. The allowance is also based on management’s best estimate of specific losses on individual exposures, as well as a provision on historical trends of collections and utilizations. Actual amounts received or utilized may differ from management’s estimate of credit worthiness and the economic environment.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of March 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with the FASB ASC 350 guidance on “Testing of Goodwill for Impairment”, a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the fair value of the reporting unit and the carrying amount will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

As of March 31, 2025, goodwill resulting from business acquisitions has two reporting units, including BW and 2Lab3. The Company evaluates whether there are indicators of goodwill impairment on a quarterly basis and performs the annual goodwill impairment assessment as of March 31. As of March 31, 2025, the Company qualitatively assessed relevant events and circumstances, including macroeconomics conditions, industry and market considerations, its overall financial performance, and concluded by weighing all these factors in their entirety that it was more likely than not the fair value of the Company’s reporting unit was lower than its respective carrying value.

Property, Plant and Equipment

Property, plant and equipment, net are stated at historical cost (including all expenditures necessary to bring the asset to its intended use) less accumulated depreciation and impairment if any. Depreciation is computed using the straight-line method over the following estimated useful lives.

Useful Lives
Furniture, fixture and electronic equipment	5 to 7 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of operations and comprehensive income (loss). Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Intangible Assets

Intangible assets with definite lives are initially recorded at cost. Amortization of definite-lived intangible assets is computed using the straight-line method over the estimated average useful lives. Intangible assets with indefinite lives should not be amortized but should be tested for impairment at least annually or when event occurs or circumstances that could indicate that the asset might be impaired.

The estimated useful lives of intangible assets are as follows:

Useful life
Proprietary technology	5 years
Customer relationships	5 years

Impairment of Long-lived Assets other than goodwill

The Company reviews long-lived assets, including definite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. The Company recorded impairment of intangible asset amounted to $1,108,333 as of March 31, 2025 and there were no impairments of these assets as of March 31, 2024.

Fair Value of Financial Instruments

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 820, Fair Value Measurement and Disclosures, requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 - Quoted prices in active markets for identical assets and liabilities.

●

Level 2 - Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

●

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The Company considers the recorded value of its financial assets and liabilities, which consist primarily of short-term investments, accounts receivable, other receivable, accounts payable, short-term borrowings, accounts payable, income tax assets and liabilities and income taxes payable and to approximate the fair value of the respective assets and liabilities as of March 31, 2025 and 2024 based upon the short-term nature of the assets and liabilities.

Revenue Recognition

The Company generates its revenue mainly from sales of healthcare products, automobiles, online store sales and internet information and advertising services.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is the transaction price the Company expects to be entitled to in exchange for the promised services in a contract in the ordinary course of the Company’s activities and is recorded net of value-added tax (“VAT”). To achieve that core principle, the Company applies the following steps:

Step 1: Identify the contract (s) with a customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

Company generates revenues from sales of healthcare products, automobiles, online store sales and internet information and advertising services. No practical expedients were used when adoption ASC 606. Revenue recognition policies for each type of revenue stream are as follow:

Healthcare products

The Company sells nutraceutical and dietary supplements to third-party distributors and experience stores. Experience stores are owned by third parties, which are located in tourist sites where the sales consultants gave in-depth presentation of the origin, tradition and history of the Company’s products. Tourists are guided to enjoy a presentation of traditional Chinese herb culture offered by the distributors in the experience store and be presented with the Company’s healthcare products. The Company is a principal for the healthcare product sales as i) the Company produce or obtain control of the specified goods before transferring to the customers; ii) the Company has the right to determine the sales price; iii) the Company bears the risk of inventories and collection of consideration. For all sales, the Company requires a signed contract and sales order, which specifies pricing, quantity and product specifications. Under ASC 606, the Company recognizes revenue upon the satisfaction of its performance obligation, which is to transfer the control of the promised products to customers in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for those products, excluding amounts collected on behalf of third parties (e.g., value-added taxes). The transfer of control of the products is satisfied at a point in time, which is the delivery of the products to distributors’ or the experience stores’ premises and evidenced by signed acknowledgment. The selling price, which is specified in the signed sales orders, is fixed. The Company has unconditional right to receive full payment of the sales price, upon the delivery of the products to distributors or experience stores and the signing of their acknowledgment. Distributors and experience stores are required to pay under the customary payment terms, which is generally less than six months. According to the sales agreement, the healthcare product sold cannot be returned after the acknowledgement.

Automobile

The Company sold automobiles in fiscal year 2022. For all sales, the Company requires a signed contract and sales order, which specifies pricing, quantity and product specifications. The Company is a principal for the automobiles sales as i) the Company produce or obtain control of the specified goods before transferring to the customers; ii) the Company has the right to determine the sales price; iii) the Company bears the risk of inventories and collection of consideration. Under ASC 606, the Company recognizes revenue upon the satisfaction of its performance obligation, which is to transfer the control of the promised products to customers in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for those products, excluding amounts collected on behalf of third parties (e.g., value-added taxes). The transfer of control of the products is satisfied at a point in time, which is the delivery of the products to customers’ premises and evidenced by signed customer acknowledgment. According to the contract, the automobile sold cannot be returned after the customer acknowledgement. The selling price, which is specified in the signed sales orders, is fixed. The Company has unconditional right to receive full payment of the sales price, upon the delivery of the products to customers and the signing of the customer acknowledgment, which is within 3 months after sales.

Online store

The Company sells various goods through its online store business in fiscal year 2022. For all sales, the Company requires a sales order generated by the online store platform, which specifies pricing, quantity and product specifications. The Company is a principal for the online store sales as i) the Company produce or obtain control of the specified goods before transferring to the customers; ii) the Company has the right to determine the sales price; iii) the Company bears the risk of inventories and collection of consideration. Under ASC 606, the Company recognizes revenue upon the satisfaction of its performance obligation, which is to transfer the control of the promised products to customers in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for those products, excluding amounts collected on behalf of third parties (e.g., value-added taxes). The transfer of control of the products is satisfied at a point in time, which is the delivery of the products to customers’ premises and evidenced by signed customer acknowledgment. The selling price, which is specified in the signed sales orders, is fixed. The Company has unconditional right to receive full payment of the sales price, upon the delivery of the products to customers and the signing of the customer acknowledgment unless the customers require sales return within 7 days after the acknowledgement. Customers are required to pay to the third-party platform before the goods were send out and the Company will receive the amount from the third-party platform after the customer sign off the acceptance form on the platform.

Internet information and advertising service

The Company provides internet information and advertising services online. For all sales, the Company requires a signed contract and sales order, which specifies the price and service range. The Company is a principal for the services as i) the Company has the right to determine the sales price; ii) the Company bears the collection risks; iii) the Company is responsible to the service provided. Under ASC 606, the Company recognizes revenue upon the satisfaction of its performance obligation, which is to provide specified information and advertising service to customers in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for those services, excluding amounts collected on behalf of third parties (e.g., value-added taxes). The information and advertising service provided is satisfied at a point in time, which is the time when the information and advertising service is performed. No sales return is permitted after the service performed according to the contract signed. The selling price per click, which is specified in the signed sales orders, is fixed. The Company has unconditional right to receive full payment of the sales price, upon the completion of the service. Customers are required to pay to the Company in advance according to the contract.

All of the Company’s revenues from contracts with customers represent products transferred at a point in time as control is transferred to the customer and are generated in PRC. All of the Company’s revenues are recognized on a gross basis and presented as revenue on the consolidated statements of operations and comprehensive income/(loss).

The following table presents an overview of our sales from our product lines for the years ended March 31, 2025, 2024 and 2023:

	For the years ended March 31,
	2025	2024	2023
Internet information and advertising service	$71,542	$-	$-
Revenue	$71,542	$-	$-

Cost of Revenues

Healthcare products

Cost of revenue of healthcare product is mainly composed of the cost of product sales, employees, depreciation expenses and other manufacturing overhead expenses that are directly attributable to the business.

Automobile

Cost of revenue of automobile is mainly composed of the cost of automobile and other miscellaneous expenses that are directly attributable to the business.

Online store

Cost of revenue of online store is mainly composed of the cost of goods sales and other miscellaneous expenses that are directly attributable to the business.

Internet information and advertising service

Cost of revenue of internet information and advertising service is mainly composed of the cost of service provided and other miscellaneous expenses that are directly attributable to the business.

Government Grant

Government grants are recognized when received and all the conditions for their receipt have been met. Government grants are in connection with the Company’s contributions to research and development activities.

Research and Development Costs

Research and development activities are directed toward the development of new products as well as improvements in existing processes. These costs, which primarily include salaries, contract services, raw materials, and supplies, are expensed as incurred.

Advertising Costs	Advertising costs are expensed as economic benefits are consumed in accordance with ASC 720-35, “Other Expenses-Advertising Costs”.
Short-term investments

Short-term investments consist primarily of investments in fixed deposits with original maturities between three months and one year and certain investments in wealth management products and other investments that the Company has the intention to redeem within one year.

Option

The fair value of options issued pursuant to the Company’s option plans at the grant date was estimated using the Black-Scholes option pricing model. This model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. In addition, option-pricing models require the input of highly subjective assumptions, including the expected term of the options, the estimated forfeiture rates and the expected stock price volatility. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The Company uses projected volatility rates based upon the Company’s historical volatility rates. These assumptions are inherently uncertain. Different assumptions and judgments would affect the Company’s calculation of the fair value of the underlying ordinary shares for the options granted, and the valuation results and the amount of option would also vary accordingly.

Income Taxes

The Company follows the liability method of accounting for income taxes in accordance with ASC 740, Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Company accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties related to unrecognized tax benefit recognized in accordance with ASC 740 are classified in the consolidated statements of operations and comprehensive income (loss) as income tax benefit (expense).

Inventories

The Company holds inventory that is sold through retail, including e-commerce channels. Substantially all of the Company's inventories are comprised of finished goods and are reported at the lower of cost or net realizable value. Cost elements of inventories comprise the purchase price of products, shipping charges to receive products from the suppliers when they are embedded in the purchase price. Cost is determined using the first-in first-out method. The Company establishes provisions for inventories deemed excessive, slow-moving, expired, obsolete, or carried at amounts exceeding their net realizable value. Certain factors could impact the realizable value of inventory, so the Company continually evaluates the recoverability based on assumptions about customer demand and market conditions. The evaluation may take into consideration historical usage, inventory aging, expiration date, expected demand, anticipated sales price, product obsolescence and other factors. The reserve or write-down is equal to the difference between the cost of inventory and the estimated net realizable value based upon assumptions about future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory reserves or write-downs may be required that could negatively impact the Company’s gross margin and operating results. If actual market conditions are more favorable, the Company may have higher gross margin when products that have been previously reserved or written down are eventually sold. As of March 31, 2025 and 2024, management compared the cost of inventories with their net realizable value and determined no inventory write-down was necessary.

Right-of-use assets

The Company determines if an arrangement is a lease and determines the classification of the lease, as either operating or finance, at commencement. The Company has operating leases for office buildings and has no finance leases as of March 31, 2025 and 2024. Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the lease payments over the lease term at commencement date.

As the Company’s leases do not provide an implicit rate, an incremental borrowing rate is used based on the information available at the commencement date, to determine the present value of lease payments. The incremental borrowing rate approximates the rate the Company would pay to borrow in the currency of the lease payments for the weighted-average life of the lease.

The operating lease ROU assets also include any lease payments made prior to lease commencement and exclude lease incentives and initial direct costs incurred if any. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

The Company’s lease agreements contain both lease and non-lease components, which are accounted for separately based on their relative standalone price.

Earnings/ Loss per Share

Basic earnings/loss per share is computed by dividing net profit/loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two-class method. Using the two class method, net profit/loss is allocated between Class A ordinary shares, Class B ordinary shares and other participating securities (i.e. preferred shares) based on their participating rights.

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as Net profit divided by the weighted average common shares outstanding for the period. Diluted earnings/loss per share is calculated by dividing net profit/loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the year/period. Dilutive equivalent shares are excluded from the computation of diluted earnings/loss per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the ordinary shares issuable in connection with the Company’s convertible redeemable preferred shares using the if-converted method, and ordinary shares issuable upon the conversion of the stock options, using the treasury stock method. Except for voting rights, the Class A and Class B ordinary shares have all the same rights and therefore the earning/loss per share for both classes of shares are identical. The earning/loss per share amounts are the same for Class A and Class B ordinary shares because the holders of each class are entitled to equal per share dividends or distributions in liquidation.

Foreign Currency Translation

The Company and its subsidiaries’ principal country of operations is the United States. The Company maintained its financial record using the United States dollar (“US dollar”) as the functional currency, while the subsidiaries of the Company in Hong Kong and mainland China maintained their financial records using RMB as the functional currencies. The consolidated statements of operations and other comprehensive income (loss) and cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average rate of exchange, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the consolidated statement of operations and comprehensive income (loss).

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Company’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	March 31, 2025	March 31, 2024	March 31, 2023
Period-end spot rate	US$1=RMB 7.1782	US$1=RMB 7.0950	US$1=RMB 6.8717
Average rate	US$1=RMB 7.1349	US$1=RMB 7.1157	US$1=RMB 6.8855

Comprehensive Income	Comprehensive income (loss) includes net loss and foreign currency translation adjustments and is reported in the consolidated statements of operations and other comprehensive income (loss).
Segment Reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenue and incur expenses and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker (“CODM”) in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CODM has been identified as the chief executive officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company has determined that there is only one reportable operating segment.

Concentration of Risks

Exchange Rate Risks

The Company operates in China, which may give rise to significant foreign currency risks from fluctuations and the degree of volatility of foreign exchange rates between the US$ and the RMB.

Currency Convertibility Risks

Substantially all of the Company’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers’ invoices, shipping documents and signed contracts.

Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentration of credit risks consist primarily of cash and cash equivalents and accounts receivable, the balances of which are stated on the consolidated balance sheets which represent the Company’s maximum exposure. The Company places its cash and cash equivalents in good credit quality financial institutions in China. Concentration of credit risks with respect to accounts receivables is linked to the concentration of revenue. To manage credit risk, the Company performs ongoing credit evaluations of customers’ financial condition.

Interest Rate Risks

The Company is subject to interest rate risk. Bank interest bearing loans are charged at variable interest rates within the reporting period. The Company is subject to the risk of adverse changes in the interest rates charged by the banks when these loans are refinanced.

Risks and Uncertainties

The operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

Related Parties

A related party is generally defined as (i) any person and or their immediate family hold 10% or more of the Company’s securities (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Recent Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact. In January 2025, the FASB issued ASU 2025-01, which revises the effective date of ASU 2024-03 (on disclosures about disaggregation of income statement expenses) “to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027.” Entities within the ASU’s scope are permitted to early adopt the ASU.

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (the “SEC”) Regulation S-X 210.4-08(h), Rules of General Application — General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this update should be applied on a prospective basis. Retrospective application is permitted. The Company does not plan to early adopt ASU 2023-09 and is evaluating the impact of adoption of ASU 2023-09 on the consolidated financial statements.

In March 2024, the FASB issued ASU 2024-01, “Compensation-Stock Compensation (Topic 718): Scope Application of Profits Interest and similar Awards”. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15.2024, and interim periods within those annual periods. For all other entities, the amendments are effective for annual periods beginning after December 15,2025, and interim periods within those annual periods. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. If an entity adopts the amendments in an interim period, it should adopt them as of the beginning of the annual period that includes that interim period.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — Codification Amendments in Response to SEC’s Disclosure Update and Simplification Initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows — Overall, 250-10 Accounting Changes and Error Corrections — Overall, 260-10 Earnings Per Share — Overall, 270-10 Interim Reporting — Overall, 440-10 Commitments — Overall, 470-10 Debt — Overall, 505-10 Equity — Overall, 815-10 Derivatives and Hedging — Overall, 860-30 Transfers and Servicing — Secured Borrowing and Collateral, 932-235 Extractive Activities — Oil and Gas — Notes to Financial Statements, 946-20 Financial Services — Investment Companies — Investment Company Activities, and 974-10 Real Estate — Real Estate Investment Trusts — Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of the above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal.

In January 2025, the FASB issued ASU 2025-01 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The Board issued Update 2024-03 on November 4, 2024. Update 2024-03 states that the amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Following the issuance of Update 2024-03, the Board was asked to clarify the initial effective date for entities that do not have an annual reporting period that ends on December 31 (referred to as non-calendar year-end entities). Because of how the effective date guidance was written, a non-calendar year-end entity may have concluded that it would be required to initially adopt the disclosure requirements in Update 2024-03 in an interim reporting period, rather than in an annual reporting period. The Board’s intent in the basis for conclusions of Update 2024-03 is clear that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. However, the Board acknowledges that there was ambiguity between the intent in the basis for conclusions in Update 2024-03 and the transition guidance that was included in the Codification when Update 2024-03 was issued. We do not expect the adoption of this accounting standard to have an impact on our consolidated financial statements.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated financial position, statements of operations and cash flows.

Discontinued operations

In accordance with ASC 205-20, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as a discontinued operation if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale. When all of the criteria to be classified as held for sale are met, including management, having the authority to approve the action, commits to a plan to sell the entity, the major current assets, other assets, current liabilities, and non-current liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the net income (loss) of continuing operations in accordance with ASC 205-20-45.